                            DRUEN, RATH & DIETRICH
                               ATTORNEYS AT LAW
                             ONE NATIONWIDE PLAZA
                             COLUMBUS, OHIO 43216

BRIAN M. BACON       ROBERT M. PARSONS             (614) 24907617                    TELECOPIER
THOMAS E. BARNES     THOMAS J. PRUNTE                                              (614) 248-2418
ROGER A. CRAIG       JOSEPH P. RATH                                          WRITER'S DIRECT DIAL NUMBER
ELIZABETH A. DAVIN   ARLENE L. REILLY
THOMAS W. DIETRICH   LUCINDA A. REYNOLDS
W. SIDNEY DRUEN      DANNIEL R. RUPP
JEANNE A. GRIFFIN    ANNE DANZA SAXON
LEROY JOHNSTON, III  THERESA R. SCHAFFER
MARK B. KOOGLER      W. JOSEPH SCHLEPPI
WALTER R. LEAHY      DAVID E. SIMAITIS
GEORGE K. MACKLIN    KENT N. SIMMONS
RANDALL W. MAY       LEE A. THORNBURY
M. LINDA MAZZITTI    PHILIP W. WHIITAKER
SANDRA L. NEELY      DAVID L. WHITE
PETER J. OESTERLING  STEVEN L. ZISSER
RANDALL L. ORR

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PRACTICE LIMITED TO NATIONWIDE INSURANCE COMPANIES
AND THEIR ASSOCIATED COMPANIES

March 28, 1997

Via Edgar
---------

The United States Securities and
     Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:     Nationwid Investing Foundation
             SEC File No. 2-17356
             CIK No. 0000069369

Ladies and Gentlement:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Investing Foundation ("NIF"), we certify that the form of the Prospectus that would have been filed under paragraph (b) under rule 497 does not differ from the form of the Prospectus contained in Post-Effective
Amendment No. 55 (under the Securities Act of 1933) to the Registration
Statement for NIF which was filed with the Securities and Exchange Commission electronically on February 28, 1997 and became effective February 28, 1997.

If there are any questions in connection with the enclosed, please contact
David E. Simaitis, Esq. at, (614)249-7618.

Very truly yours,

DRUEN, RATH & DIETRICH

/S/  DRUEN, RATH & DIETRICH
---------------------------

des/2-17356/pj